segment information - Operating revenue (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017
Operating revenues
Revenues arising from contracts with customers	$ 3,440	$ 3,266	$ 6,791	$ 6,436
Other operating income	13	14	39	27
Total	3,453	3,280	6,830	6,463
EBITDA	1,251	1,208	2,520	2,443	$ 4,987	$ 4,910
Wireless
Operating revenues
Revenues arising from contracts with customers	1,921	1,865	3,804	3,635
Other operating income	8	(2)	15
Total external revenues	1,929	1,863	3,819	3,635
Intersegment revenues	12	11	23	22
Total	1,941	1,874	3,842	3,657
EBITDA	844	800	1,680	1,597
CAPEX, excluding spectrum licences	243	259	425	508
Wireless | Service
Operating revenues
Revenues arising from contracts with customers	1,503	1,464	2,982	2,885
Wireless | Equipment
Operating revenues
Revenues arising from contracts with customers	418	401	822	750
Wireline
Operating revenues
Revenues arising from contracts with customers	1,519	1,401	2,987	2,801
Other operating income	5	16	24	27
Total external revenues	1,524	1,417	3,011	2,828
Intersegment revenues	50	52	102	104
Total	1,574	1,469	3,113	2,932
EBITDA	407	408	840	846
CAPEX, excluding spectrum licences	548	551	1,016	1,026
Wireline | Service
Operating revenues
Revenues arising from contracts with customers	1,450	1,346	2,857	2,687
Wireline | Equipment
Operating revenues
Revenues arising from contracts with customers	69	55	130	114
Consolidated
Operating revenues
Revenues arising from contracts with customers	3,440	3,266	6,791	6,436
Other operating income	13	14	39	27
Total external revenues	3,453	3,280	6,830	6,463
Total	3,453	3,280	6,830	6,463
EBITDA	1,251	1,208	2,520	2,443
CAPEX, excluding spectrum licences	791	810	1,441	1,534
Consolidated | Service
Operating revenues
Revenues arising from contracts with customers	2,953	2,810	5,839	5,572
Consolidated | Equipment
Operating revenues
Revenues arising from contracts with customers	487	456	952	864
Eliminations
Operating revenues
Intersegment revenues	(62)	(63)	(125)	(126)
Total	$ (62)	$ (63)	$ (125)	$ (126)